June 19, 2018

DREYFUS PREMIER INVESTMENT FUNDS, INC.

- Dreyfus Global Real Estate Securities Fund

Supplement to Current Summary Prospectus and Prospectus

CSIM Investment Management LLC, the fund's sub-investment adviser, changed its name to "CenterSquare Investment Management LLC."  All references in the fund's summary prospectus and prospectus to "CSIM Investment Management LLC" or "CSIM" now are replaced with "CenterSquare Investment Management LLC."

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June 19, 2018

DREYFUS PREMIER INVESTMENT FUNDS, INC.

- Dreyfus Global Real Estate Securities Fund

Supplement to Current Statement of Additional Information dated

June 30, 2017, as revised or amended, September 11, 2017, September 29, 2017, November 30, 2017, December 29, 2017, March 1, 2018, March 29, 2018, May 1, 2018 and June 11, 2018

CSIM Investment Management LLC, the fund's sub-investment adviser, changed its name to "CenterSquare Investment Management LLC."  All references in the fund's Statement of Additional Information to "CSIM Investment Management LLC" or "CSIM" now are replaced with "CenterSquare Investment Management LLC."

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